Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 32,872	R 33,597
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	25,320	26,487
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	3,132	2,732
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	4,004	3,988
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 416	R 390